Income Tax Expense - Schedule of Deferred Tax Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of the year	$ 1,212,655	$ 4,386,623	$ 78,622,365
Tax loss carried forward	1,205,989		1,687,686
Allowance
Reverse	(582,858)	(2,847,182)	(75,924,049)
Effect of translation	(41,970)	(326,786)
End of the year	1,793,816	1,212,655	4,386,002
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning of the year
Tax loss carried forward			421,922
Allowance			(421,922)
Reverse
Effect of translation
End of the year